GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets, Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	$ 4,312
Goodwill ending balance	$ 4,425	$ 4,312
Useful life	5 years
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	$ 3,992	5,104
Divestments and assets held for sale	0	(717)
Foreign exchange differences and other movements	(61)	(395)
Goodwill ending balance	3,931	3,992
Goodwill | NAFTA
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	1,566	2,233
Divestments and assets held for sale	0	(672)
Foreign exchange differences and other movements	10	5
Goodwill ending balance	1,576	1,566
Goodwill | Brazil
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	1,069	1,353
Divestments and assets held for sale	0	0
Foreign exchange differences and other movements	(59)	(284)
Goodwill ending balance	1,010	1,069
Goodwill | Europe
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	540	545
Divestments and assets held for sale	0	(45)
Foreign exchange differences and other movements	(41)	40
Goodwill ending balance	499	540
Goodwill | Africa and Commonwealth of Independent States ("ACIS")
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill beginning balance	817	973
Divestments and assets held for sale	0	0
Foreign exchange differences and other movements	29	(156)
Goodwill ending balance	$ 846	$ 817